                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-95928
                                                               File No. 811-4547

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]
                                   ----

     Post-Effective Amendment No.   32                                [X]
                                   ----

                                       AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


     Amendment No.   32
                    ----


                         VOYAGEUR MUTUAL FUNDS III, INC.
               (Exact Name of Registrant as Specified in Charter)

1818 Market Street, Philadelphia, Pennsylvania                       19103
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                             (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-2923
                                                                 --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                        December 29, 1997
                                                            --------------------

It is proposed that this filing will become effective:

               [ ]    immediately upon filing pursuant to paragraph (b)

               [X]    on December 29, 1997 pursuant to paragraph (b)

               [ ]    60 days after filing pursuant to paragraph (a)(1)

               [ ]    on (date) pursuant to paragraph (a)(1)

               [ ]    75 days after filing pursuant to paragraph (a)(2)

               [ ]    on (date) pursuant to paragraph (a)(2) of Rule 485

                      Title of Securities Being Registered

      Tax-Efficient Equity Fund A Class, Tax-Efficient Equity Fund B Class, Tax-Efficient Equity Fund C Class, Tax-Efficient Equity Fund Institutional
     Class, Aggressive Growth Fund A Class, Aggressive Growth Fund B Class, Aggressive Growth Fund C Class, Aggressive Growth Fund Institutional Class,
          Growth Stock Fund A Class, Growth Stock Fund B Class, Growth
            Stock Fund C Class, Growth Stock Fund Institutional Class

                                 C O N T E N T S

This Post-Effective Amendment No. 32 to Registration File No. 2-95928 includes the following:

        1.      Facing Page

        2.      Contents Page

        3.      Cross-Reference Sheet

        4.      Part A - Prospectuses*

        5.      Part B - Statement of Additional Information*

        6.      Part C - Other Information

        7.      Signatures

* This Post-Effective Amendment relates to the Registrant's three series of shares and their classes: Tax-Efficient Equity Fund - Tax-Efficient Equity Fund A Class, Tax-Efficient Equity Fund B Class, Tax-Efficient Equity Fund C Class, Tax-Efficient Equity Fund Institutional Class; Aggressive Growth Fund - Aggressive Growth Fund A Class, Aggressive Growth Fund B Class, Aggressive Growth Fund C Class, Aggressive Growth Fund Institutional Class; and Growth Stock Fund - Growth Stock Fund A Class, Growth Stock Fund B Class, Growth Stock Fund C Class, Growth Stock Fund Institutional Class. Shares of Tax-Efficient Equity Fund are described in a separate prospectus and shares of Aggressive Growth Fund and Growth Stock Fund are described in a single prospectus. Each Fund shares a common Statement of Additional Information and Part C. The Registrant's Aggressive Growth Fund and Growth Stock Fund A Class, B Class and C Class Prospectus and Institutional Class Prospectus, each dated August 28, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on August 27, 1997. The Supplement dated October 15, 1997 to the Aggressive Growth Fund and Growth Stock Fund Institutional Class Prospectus is incorporated into this filing by reference to the electronic filing of the Supplement made pursuant to Rule 497(e) on October 15, 1997. The Registrant's Tax-Efficient Equity Fund A Class, B Class, C Class Prospectus and Institutional Class Prospectus, each dated August 28, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on August 27, 1997. The Supplement dated September 22, 1997 to the Tax-Efficient Equity Fund A Class, B Class and C Class Prospectus filed on that date pursuant to Rule 497(e) is not incorporated by reference into this filing. The Supplement will be superseded by the Supplement included in this filing. The Statement of Additional Information dated August 28, 1997 for Aggressive Growth Fund, Growth Stock Fund and Tax-Efficient Equity Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 485(b) on August 27, 1997. The Supplement dated October 15, 1997 to the Statement of Additional Information filed on that date pursuant to Rule 497(e) is not incorporated by reference into this filing. The Supplement will be superseded by the Supplement included in this filing.

                              CROSS-REFERENCE SHEET

                                     PART A*


Item No.     Description                                    Location in Prospectus
--------     -----------                                    ----------------------
                                                            Tax-Efficient Equity Fund
                                                            A Class
                                                            B Class                      Institutional
                                                            C Class                      Class

1            Cover Page..................................   Cover                        Cover

2            Synopsis ...................................   Synopsis; Summary            Synopsis; Summary of
                                                            of Expenses                  Expenses

3            Condensed Financial Information ............   Financial Highlights         N/A


4            General Description of Registrant ..........   Investment Objective         Investment Objective and
                                                            and Policies; Classes        Policies; Classes of Shares
                                                            of Shares

5            Management of the Fund .....................   Management of the            Management of the Fund
                                                            the Fund

6            Capital Stock and Other Securities .........   The Delaware                 Dividends and Distributions;
                                                            Difference; Dividends        Taxes; Classes of Shares
                                                            and Distributions;
                                                            Taxes; Classes of
                                                            Shares

7            Purchase of Securities Being Offered .......   Cover; How to Buy            Cover; How to Buy Shares;
                                                            Shares; Calculation of       Calculation of Net Asset Value
                                                            Net Asset Value Per          Per Share; Management of the
                                                            Share; Management            Fund
                                                            of the Fund

8            Redemption or Repurchase ...................   How to Buy Shares;           How to Buy Shares;
                                                            Redemption and               Redemption and Exchange
                                                            Exchange

9            Legal Proceedings ..........................   None                         None


*The Registrant's Tax-Efficient Equity Fund A Class, B Class, C Class Prospectus and Institutional Class Prospectus, each dated August 28, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on August 27, 1997. The Supplement dated September 22, 1997 to the Tax-Efficient Equity Fund A Class, B Class and C Class Prospectus filed on that date pursuant to Rule 497(e) is not incorporated by reference into this filing. The Supplement will be superseded by the Supplement included in this filing.

                              CROSS-REFERENCE SHEET

                                     PART A*

Item No.     Description                                    Location in Prospectus
--------     -----------                                    ----------------------
                                                            Tax-Efficient Equity Fund
                                                            A Class
                                                            B Class                      Institutional
                                                            C Class                      Class

1            Cover Page..................................   Cover                        Cover

2            Synopsis ...................................   Synopsis; Summary            Synopsis; Summary of
                                                            of Expenses                  Expenses

3            Condensed Financial Information ............   Financial Highlights         N/A


4            General Description of Registrant ..........   Investment Objective         Investment Objective and
                                                            and Policies; Classes        Policies; Classes of Shares
                                                            of Shares

5            Management of the Fund .....................   Management of the            Management of the Fund
                                                            the Fund

6            Capital Stock and Other Securities .........   The Delaware                 Dividends and Distributions;
                                                            Difference; Dividends        Taxes; Classes of Shares
                                                            and Distributions;
                                                            Taxes; Classes of
                                                            Shares

7            Purchase of Securities Being Offered .......   Cover; How to Buy            Cover; How to Buy Shares;
                                                            Shares; Calculation of       Calculation of Net Asset Value
                                                            Net Asset Value Per          Per Share; Management of the
                                                            Share; Management            Fund
                                                            of the Fund

8            Redemption or Repurchase ...................   How to Buy Shares;           How to Buy Shares;
                                                            Redemption and               Redemption and Exchange
                                                            Exchange

9            Legal Proceedings ..........................   None                         None

*The Registrant's Aggressive Growth Fund and Growth Stock Fund A Class, B Class and C Class Prospectus and Institutional Class Prospectus, each dated August 28, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on August 27, 1997. The Supplement dated October 15, 1997 to the Aggressive Growth Fund and Growth Stock Fund Institutional Class Prospectus is incorporated into this filing by reference to the electronic filing of the Supplement made pursuant to Rule 497(e) on October 15, 1997.

                              CROSS-REFERENCE SHEET

                                     PART B*


                                                                               Location in Statement of
Item No.              Description                                              Additional Information
--------              -----------                                              ------------------------
                                                                               Aggressive Growth Fund/
                                                                               Growth Stock Fund/
                                                                               Tax-Efficient Equity Fund

10         Cover Page......................................................    Cover

11         Table of Contents...............................................    Table of Contents

12         General Information and History.................................    Not Applicable

13         Investment Objectives and Policy................................    Investment Policies and Restrictions

14         Management of the Registrant....................................    Officers and Directors

15         Control Persons and Principal Holders of Securities.............    Officers and Directors

16         Investment Advisory and Other Services..........................    Officers and Directors; Investment
                                                                               Management Agreement; General
                                                                               Information; Financial Statements

17         Brokerage Allocation............................................    Trading Practices

18         Capital Stock and Other Securities..............................    Capitalization and
                                                                               Noncumulative Voting (under General
                                                                               Information)
19         Purchase, Redemption and Pricing of Securities
           Being Offered...................................................    Purchasing Shares; Offering Price;
                                                                               Redemption; Exchange Privilege

20         Tax Status......................................................    Taxes

21         Underwriters ...................................................    Purchasing Shares

22         Calculation of Performance Data.................................    Performance Information

23         Financial Statements............................................    Financial Statements

*The Statement of Additional Information dated August 28, 1997 for Aggressive Growth Fund, Growth Stock Fund and Tax-Efficient Equity Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 485(b) on August 27, 1997. The Supplement dated October 15, 1997 to the Statement of Additional Information filed on that date pursuant to Rule 497(e) is not incorporated by reference into this filing. The Supplement will be superseded by the Supplement included in this filing.

                              CROSS-REFERENCE SHEET

                                     PART C


Item No.              Description                                             Location in Part C
--------              -----------                                             ------------------
24                    Financial Statements and Exhibits.....................        Item 24

25                    Persons Controlled by or under Common Control
                      with Registrant.......................................        Item 25

26                    Number of Holders of Securities.......................        Item 26

27                    Indemnification.......................................        Item 27

28                    Business and Other Connections of Investment
                      Adviser...............................................        Item 28

29                    Principal Underwriters................................        Item 29

30                    Location of Accounts and Records......................        Item 30

31                    Management Services...................................        Item 31

32                    Undertakings..........................................        Item 32

The Registrant's Aggressive Growth Fund and Growth Stock Fund A Class, B Class and C Class Prospectus and Institutional Class Prospectus, each dated August 28, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on August 27, 1997. The Supplement dated October 15, 1997 to the Aggressive Growth Fund and Growth Stock Fund Institutional Class Prospectus is incorporated into this filing by reference to the electronic filing of the Supplement made pursuant to Rule 497(e) on October 15, 1997. The Registrant's Tax-Efficient Equity Fund A Class, B Class, C Class Prospectus and Institutional Class Prospectus, each dated August 28, 1997, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on August 27, 1997. The Supplement dated September 22, 1997 to the Tax-Efficient Equity Fund A Class, B Class and C Class Prospectus filed on that date pursuant to Rule 497(e) is not incorporated by reference into this filing. The Supplement will be superseded by the Supplement included in this filing. The Statement of Additional Information dated August 28, 1997 for Aggressive Growth Fund, Growth Stock Fund and Tax-Efficient Equity Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 485(b) on August 27, 1997. The Supplement dated October 15, 1997 to the Statement of Additional Information filed on that date pursuant to Rule 497(e) is not incorporated by reference into this filing. The Supplement will be superseded by the Supplement included in this filing.

                                DECEMBER 29, 1997

                         VOYAGEUR MUTUAL FUNDS III, INC.
                            TAX-EFFICIENT EQUITY FUND
                             A CLASS/B CLASS/C CLASS

                 SUPPLEMENT TO PROSPECTUS DATED AUGUST 28, 1997

  The following supplements the Prospectus.

FINANCIAL HIGHLIGHTS

  The following unaudited financial highlights for Tax-Efficient Equity Fund (the "Fund") are derived from the unaudited financial statements of the Fund for the period July 27, 1997 (date of initial public offering) through October 31, 1997. The data should be read in conjunction with the financial statements and related notes for the period ended October 31, 1997, included in the Fund's Semi-Annual Report which is incorporated by reference into Voyageur Mutual
Funds III, Inc.'s Statement of Additional Information.


                                                           TAX-EFFICIENT EQUITY     TAX-EFFICIENT EQUITY   TAX-EFFICIENT EQUITY
                                                               FUND A CLASS             FUND B CLASS           FUND C CLASS
                                                                 UNAUDITED                UNAUDITED              UNAUDITED
                                                                6/27/97(1)               6/27/97(1)             6/27/97(1)
                                                                  THROUGH                  THROUGH                THROUGH
                                                                 10/31/97                 10/31/97                10/31/97
                                                                -----------              -----------            -----------
Net Asset Value, Beginning of Period .....................      $    8.5000              $    8.5000            $    8.5000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) .............................           0.0049                  (0.0158)               (0.0153)
Net Realized and Unrealized Gains on Securities ..........           0.4551                   0.4658                 0.4653
      Total From Investment Operations ...................           0.4600                   0.4500                 0.4500
                                                                -----------              -----------            -----------

LESS DISTRIBUTIONS
Dividends from Net Investment Income .....................             none                     none                   none
Distributions from Capital Gains .........................             none                     none                   none
                                                                -----------              -----------            -----------
      Total Distributions ................................             none                     none                   none
                                                                -----------              -----------            -----------

Net Asset Value, End of Period ...........................      $    8.9600              $    8.9500            $    8.9500
                                                                ===========              ===========            ===========



TOTAL RETURN(2)(3) .......................................             5.41%                    5.29%                  5.29%



RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................      $     2,655              $       969            $       175
Ratio of Expenses to Average Daily Net Assets ............             1.50%                    2.20%                  2.20%
Ratio of Expenses to Average Daily Net Assets
   Prior to Expense Limitation ...........................             3.11%                    3.81%                  3.81%
Ratio of Net Investment Income to Average
   Daily Net Assets ......................................             0.26%                   (0.44%)                (0.44%)
Ratio of Net Investment Income to Average Daily Net Assets
   Prior to Expense Limitation ...........................            (1.35%)                  (2.05%)                (2.05%)
Portfolio Turnover Rate ..................................               12%                      12%                    12%
Average Commission Rate Paid (4) .........................      $    0.0600              $    0.0600            $    0.0600



(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) Does not reflect maximum sales charge of 4.75%, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending on the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.

(3) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus.

(4) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

The following replaces the first footnote under the Shareholder Transaction Expenses Table under Summary of Expenses:

* Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange, for more information concerning the Limited CDSC and other circumstances where a CDSC may be imposed on redemptions of Class A Shares.

The following replaces the first footnote for the expense illustration provided under Summary of Expenses:

1 Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

The following supplements the sections Buying Class A Shares at Net Asset Value under Classes of Shares:

      For the period September 22, 1997 through December 31, 1997, Class A Shares of the Fund may be purchased at net asset value by any investor participating in the HD Vest Financial Advisors' NAV Purchase Program for purchases of less than $1 million. However, a contingent deferred sales charge may apply upon redemption of such shares. This program has been extended through April 15, 1998. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

The following supplements the section Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

      A contingent deferred sales charge will be imposed on redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within two years of purchase, if such shares were purchased at net asset value pursuant to the HD Vest Financial Advisors' NAV Purchase Program. The contingent deferred sales charge will be paid to the Distributor and will be equal to the lesser of 2.5% of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in exchange.

                                DECEMBER 29, 1997

                         VOYAGEUR MUTUAL FUNDS III, INC.
                            TAX-EFFICIENT EQUITY FUND
                               INSTITUTIONAL CLASS

                 SUPPLEMENT TO PROSPECTUS DATED AUGUST 28, 1997


  The following supplements the Prospectus.

FINANCIAL HIGHLIGHTS

The following unaudited financial highlights for Tax-Efficient Equity Fund (the "Fund") are derived from the unaudited financial statements of the Fund for the period August 28, 1997 (date of initial public offering) through October 31, 1997. The data should be read in conjunction with the financial statements and related notes for the period ended October 31, 1997, included in the Fund's Semi-Annual Report which is incorporated by reference into Voyageur Mutual Funds III, Inc.'s Statement of Additional Information.


                                                           TAX-EFFICIENT EQUITY
                                                                   FUND
                                                            INSTITUTIONAL CLASS
                                                                 UNAUDITED
                                                                8/28/97(1)
                                                                  THROUGH
                                                                 10/31/97
                                                                -----------
Net Asset Value, Beginning of Period .....................      $    8.7300

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................           0.0139
Net Realized and Unrealized Gains on Securities0.2261
      Total From Investment Operations ...................           0.2400
                                                                -----------

LESS DISTRIBUTIONS
Dividends from Net Investment Income .....................             none
Distributions from Capital Gains .........................             none
   Total Distributions ...................................             none

Net Asset Value, End of Period ...........................      $    8.9700
                                                                ===========



TOTAL RETURN(2) ..........................................             2.75%
                                                                -----------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................      $     1,582
Ratio of Expenses to Average Daily Net Assets ............             1.20%
Ratio of Expenses to Average Daily Net Assets
   Prior to Expense Limitation ...........................             2.81%
Ratio of Net Investment Income to Average
   Daily Net Assets ......................................             0.56%
Ratio of Net Investment Income to Average Daily Net Assets
   Prior to Expense Limitation............. ..............            (1.05%)
Portfolio Turnover Rate ..................................               12%
Average Commission Rate Paid (3) .........................      $    0.0600


(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus.

(3) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                                DECEMBER 29, 1997
                         VOYAGEUR MUTUAL FUNDS III, INC.
     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 1997

        The following supplements the information in the section of the Statement of Additional Information entitled Performance Information.

        The performance of Aggressive Growth Fund Institutional Class shares and Growth Stock Fund Institutional Class shares, as shown below, is the average annual total return quotation through April 30, 1997.


                                       AVERAGE ANNUAL TOTAL RETURN
                                        AGGRESSIVE GROWTH FUND(1)
                                         INSTITUTIONAL CLASS(2)

        1 year ended 4/30/97                    4.17%

        Period 5/16/94(3)
        through 4/30/97                        12.56%

(1)     Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering of Institutional Class shares was August 28, 1997.
(3)     Date of initial public offering of Class A Shares.


                                        AVERAGE ANNUAL TOTAL RETURN
                                           GROWTH STOCK FUND(1)
                                          INSTITUTIONAL CLASS(2)
        1 year ended 4/30/97                   14.91%

        3 years ended 4/30/97                  18.87%

        5 years ended 4/30/97                  11.16%

        10 years ended 4/30/97                 11.75%

        Period 8/1/85(3)
        through 4/30/97                        15.43%

(1)     Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering of Institutional Class shares was August 28, 1997.
(3)     Date of initial public offering of Class A Shares.

        The performance of Class A Shares and Institutional Class shares of Tax-Efficient Equity Fund (the "Fund"), as shown below, is the cumulative total return quotations through October 31, 1997.


                           CUMULATIVE TOTAL RETURN(1)


                              TAX-EFFICIENT  TAX-EFFICIENT                       TAX-EFFICIENT
                                 EQUITY         EQUITY                              EQUITY
                              FUND A CLASS   FUND A CLASS                            FUND
                               (AT OFFER)      (AT NAV)                         INSTITUTIONAL CLASS
3 months ended 10/31/97          (6.86%)        (2.18%)       Period 8/28/97(1)
                                                              through 10/31/97        2.75%
Period 6/27/97(2)
through 10/31/97                  0.45%          5.41%



                              TAX-EFFICIENT  TAX-EFFICIENT TAX-EFFICIENT  TAX-EFFICIENT
                                 EQUITY         EQUITY        EQUITY         EQUITY
                              FUND B CLASS   FUND B CLASS  FUND C CLASS   FUND C CLASS
                               (INCLUDING     (EXCLUDING    (INCLUDING     (EXCLUDING
                                DEFERRED       DEFERRED      DEFERRED       DEFERRED
                              SALES CHARGE)  SALES CHARGE) SALES CHARGE)  SALES CHARGE)
3 months ended 10/31/97          (6.20%)        (2.29%)       (3.27%)        (2.29%)

Period 7/1/97(2)
through 10/31/97                  1.29%          5.29%         4.29%          5.29%


(1) Delaware Management Company, Inc. has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of Class A, Class B, Class C and Institutional Class of the Fund does not exceed 1.50%, 2.20%, 2.20% and 1.20%, respectively (in each case, exclusive of taxes, interest, brokerage commissions, and extraordinary expenses and applicable 12b-1 expenses) through December 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

      The performance of Aggressive Growth Fund Class A Shares and Institutional Class shares and Growth Stock Fund Institutional Class shares, as shown below, is the cumulative total return quotation through April 30, 1997.

                             CUMULATIVE TOTAL RETURN
                            AGGRESSIVE GROWTH FUND(1)


                    CLASS A SHARES  INSTITUTIONAL  S&P 500    DOW JONES
                      (AT OFFER)      CLASS(2)     INDEX(3)  INDUSTRIAL(3)
3 months
ended
4/30/97                (21.25%)       (17.31%)      2.42%       2.88%

6 months
ended
4/30/97                 (9.83%)(4)     (5.32%)      14.71%      16.25%

9 months
ended
4/30/97                  9.09%         14.49%      27.13%      26.77%

1 year
ended
4/30/97                 (0.77%)         4.17%      25.12%      25.86%

Period
5/16/94(5)
through
4/30/97                 35.18%         41.94%      91.29%      90.37%


(1)     Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering of Institutional Class shares was August 28, 1997.
(3)     Source:  Lipper Analytical.
(4) For the six months ended April 30, 1997, cumulative total return for Aggressive Growth Fund A Class at net asset value was (5.32%).
(5)     Date of initial public offering of Class A Shares.

                                 CUMULATIVE TOTAL RETURN
                                   GROWTH STOCK FUND(1)
                                  INSTITUTIONAL CLASS(2)
        3 months ended 4/30/97               1.98%

        6 months ended 4/30/97               7.12%

        9 months ended 4/30/97              14.57%

        1 year ended 4/30/97                14.91%

        3 years ended 4/30/97               67.97%

        5 years ended 4/30/97               69.69%

        10 years ended 4/30/97             203.66%

        Period 8/1/85(3)
        through 4/30/97                    439.67%


(1)     Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering of Institutional Class shares was August 28, 1997.
(3)     Date of initial public offering of Class A Shares.

     The following provides updated information in the section of the Statement of Additional Information entitled Officers and Directors.

     As of November 30, 1997, the officers and directors of Voyageur Mutual Equity Funds IV, Inc. ("Mutual Funds III, Inc.") owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of Aggressive Growth Fund, Growth Stock Fund and Tax-Efficient Equity Fund, respectively.

     Management believes the following accounts held 5% or more of the outstanding shares of a Class as of November 30, 1997:


Class                      Name and Address of Account                  Share Amount   Percentage
-----                      ---------------------------                  ------------   ----------
Tax-Efficient Equity       PaineWebber for the Benefit of
Fund A Class               Charles R. Wallace
                           393 Prairie Ave
                           Elmhurst, IL 60126                             44,705          19.53%

Tax-Efficient Equity       Merrill Lynch, Pierce, Fenner & Smith
Fund B Class               For the Sole Benefit of its Customers
                           Attention:  Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL  32246                        24,318          15.26%

                           The Ohio Company FBO Heile R C
                           155 East Broad Street
                           Columbus, OH 43215                             13,601           8.53%

                           Anthony Bellocchio and Rose Wood JTTEN
                           6626 Lebanon Avenue
                           Philadelphia, PA 19151-3014                     9,277           5.82%

                           Dain Soworth Inc. FBO
                           William H. Woolley Family Trust
                           78 7190 Kaleiopapa                              8,145           5.11%

Tax-Efficient Equity       Donaldson Lufkin Jenrette
Fund C Class               Securities Corporation Inc.tion
                           P.O. Box 2052
                           Jersey City, NJ 07303                          11,310          25.74%

Class                     Name and Address of Account                  Share Amount    Percentage
-----                     ---------------------------                  ------------    ----------
Tax-Efficient Equity      Frank E. Crane Jr. TTEE
Fund C Class              Frank E. Crane Living Trust
                          131 Lakeview Lane
                          Mt. Dora, FL  32727                              5,512          12.54%

                          NFSC FEBO 1994 Irrevocable Trust
                          FBO TON Anthony Sabia Jr.
                          201 Ponus Ave. Ext
                          Norwalk, CT 06850                                5,512          12.54%

                          Mary Ellen Crane TTEE
                          Mary Ellen Crane Living Trust
                          131 Lakeview Lane
                          Mt. Dora, FL  32757                              2,756          6.27%

                          NFSC FEBO David I. Scheraga
                          Irrevocable Trust
                          Susan L. Scheraga TTEE
                          26 Strawberry Hill, Apt. 4B
                          Stamford, CT 06902                               2,750          6.26%


Tax-Efficient Equity      Lincoln National Life Insurance Co.
Fund Institutional Class  c/o Lincoln Investment Management, Inc.
                          Attn: Carol A. Schmidt
                          200 East Berry St.
                          Ft. Wayne, IN 46802                            176,470          99.99%

Aggressive Growth Fund    Olcoba Company - Reinvest
A Class                   P.O. Box 1000
                          Minneapolis, MN 55480                           84,064          15.66%

                          NFSC FEBO Robert Bral
                          912 N. Roxbury Dr.
                          Beverly Hills, CA 90210                         52,798           9.83%

                          Merrill Lynch, Pierce, Fenner & Smith
                          For the Sole Benefit of its Customers
                          Attn: Fund Administration
                          4800 Deer Lake Drive East, 3rd Floor
                          Jacksonville, FL 32246                          42,109           7.84%

Aggressive Growth Fund    Merrill Lynch, Pierce, Fenner & Smith
B Class                   For the Sole Benefit of its Customers
                          Attn: Fund Administration
                          4800 Deer Lake Drive East, 3rd Floor
                          Jacksonville, FL 32246                          21,453          14.07%

                          JC Bradford & Co Cust. FBO
                          Hewell T. Winn
                          330 Commerce St.
                          Nashville, TN 37201                              8,157           5.35%

Aggressive Growth Fund    Merrill Lynch, Pierce, Fenner & Smith
C Class                   For the Sole Benefit of its Customers
                          Attn: Fund Administration
                          4800 Deer Lake Drive East - 3rd Floor
                          Jacksonville, FL 32246                          12,346          20.68%

                          Emery Jahnke & Ann Jahnke  JT TEN
                          2402 Lilac Lane
                          Fargo, ND 58102                                  6,732          11.28%

Class                     Name and Address of Account                  Share Amount    Percentage
-----                     ---------------------------                  ------------    ----------
Aggressive Growth Fund    Donaldson Lufkin Jenrette
C Class                   Securities Corporation Inc.
                          P.O. Box 2052
                          Jersey City, NJ 07303                            3,200           5.36%

Aggressive Growth Fund    RS DMC Employee Profit Sharing Plan
Institutional Class       Delaware Management Co p/s trust
                          c/o Rick Seidel
                          1818 Market St.
                          Philadelphia, PA 19103                          20,272          98.56%


Growth Stock Fund         Dougherty Financial Group, Inc
A Class                   401(k) Salary Reduction Plan
                          Attn: Robin Lang
                          90 South 7th Street - Ste. 4300
                          Minneapolis, MN 55402                           63,715           4.95%

Growth Stock Fund         Merrill Lynch, Pierce, Fenner & Smith
B Class                   For the Sole Benefit of its Customers
                          Attn: Fund Administration
                          4800 Deer Lake Drive East - 3rd Floor
                          Jacksonville, FL 23346                           6,243          15.17%

                          Smith Barney Inc.
                          388 Greenwich Street
                          New York, NY 10013                               2,193           5.33%

Growth Stock Fund         Merrill Lynch, Pierce, Fenner & Smith
C Class                   For the Sole Benefit of its Customers
                          Attn: Fund Administration
                          4800 Deer Lake Drive East - 3rd Floor
                          Jacksonville, FL 23346                           4,473          14.17%

                          Emery Jahnke & Ann Jahnke  JT TEN
                          2402 Lilac Lane
                          Fargo, ND 58102                                  3,544          11.22%

                          Mabel Walters TTEE
                          Covell Family Trust
                          7324 NW Pendridge Road
                          Portland, OR 97229                               1,740           5.51%

Growth Stock Fund         Delaware Management Company, Inc.
Institutional Class       Attn: Joseph Hastings
                          1818 Market St, 17th floor
                          Philadelphia, PA 19103                               1         100.00%


The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

        KPMG Peat Marwick LLP served as the independent auditors for Voyageur Mutual Funds III, Inc. through April 30, 1997 and, in its capacity as such, audited the annual financial statements of the Aggressive Growth Fund and Growth Stock Fund. Beginning May 1, 1997, Ernst & Young LLP began serving in such capacity. Aggressive Growth Fund's and Growth Stock Fund's Statements of Net Assets, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and Notes to Financial Statements, as well as the report of KPMG Peat Marwick LLP, independent auditors, for the fiscal year ended April 30, 1996 are included in Voyageur Mutual Funds III, Inc.'s Annual Report to shareholders. The financial statements, the notes relating thereto and the report of KPMG Peat Marwick LLP, listed above are incorporated by reference from the Annual Report into this Part B. Unaudited financial information for the period ended October 31, 1997 for Tax-Efficient Equity Fund are incorporated by reference from the Semi-Annual Report into this Part B.

Delaware Group
Tax - Efficient Equity Fund
Statement of Net Assets
October 31, 1997


(Unaudited)                                                           Number      Market
                                                                    of shares      Value
                                                                    ---------     -------
COMMON STOCK -  88.26%
Aerospace & Defense - 0.77%

GenCorp                                                                1,700      $41,544
                                                                                  -------
                                                                                   41,544
                                                                                  -------

Automobiles & Automotive Parts - 1.63%
Danaher                                                                1,600       87,700
                                                                                  -------
                                                                                   87,700
                                                                                  -------

Banking, Finance & Insurance - 15.61%
American International Group                                             800       81,650
BB&T                                                                   1,300       70,769
Equifax                                                                4,000      124,250
Federal National Mortgage                                              2,000       96,875
Nationwide Financial Services Class A                                  2,000       60,875
PMI Group                                                              1,500       90,656
Provident                                                              2,700       90,113
SAFECO                                                                 1,500       71,391
State Street Bank                                                      1,000       55,750
Unum                                                                   2,000       97,500
                                                                                  -------
                                                                                  839,829
                                                                                  -------

Buildings &  Materials - 2.77%
Masco                                                                  3,400      149,175
                                                                                  -------
                                                                                  149,175
                                                                                  -------

Cable, Media & Publishing - 3.78%
Banta                                                                  2,500       65,156
Wallace Computer Services                                              3,600      138,375
                                                                                  -------
                                                                                  203,531
                                                                                  -------

Chemicals - 5.02%
Fuller (HB)                                                            1,900       89,656
Valspar                                                                2,900       85,550
W.R. Grace & Company                                                   1,400       95,200
                                                                                  -------
                                                                                  270,406
                                                                                  -------

Computers & Technology - 3.63%
Hewlett-Packard                                                        1,900      117,206
Microsoft                                                                600       77,963
                                                                                  -------
                                                                                  195,169
                                                                                  -------

Consumer Products - 1.80%

                                                                      Number      Market
                                                                    of shares      Value
                                                                    ---------     -------
General Electric                                                       1,500       96,844
                                                                                  -------
                                                                                   96,844
                                                                                  -------

Electronics & Electrical - 7.84%
Intel                                                                  1,600      123,250
Motorola                                                               1,000       61,750
Northern Telecom Ltd                                                     900       80,719
Rockwell International                                                 1,900       93,100
Teleflex                                                               1,700       63,325
                                                                                  -------
                                                                                  422,144
                                                                                  -------

Energy - 3.67%
Kerr-McGee                                                             1,000       67,563
Royal Dutch Petroleum                                                  1,200       63,150
Total S A-ADR                                                          1,200       66,600
                                                                                  -------
                                                                                  197,313
                                                                                  -------

Environment Services - 2.74%
Ecolab                                                                 3,100      147,444
                                                                                  -------
                                                                                  147,444
                                                                                  -------

Food, Beverage & Tobacco - 9.43%
ConAgra                                                                4,800      144,600
Hershey Foods                                                          1,200       66,300
Philip Morris                                                          3,100      122,838
Ralston-Purina Group                                                   1,100       98,725
Universal Foods                                                        1,900       74,931
                                                                                  -------
                                                                                  507,394
                                                                                  -------

Healthcare & Pharmaceuticals - 8.70%
American Home Products                                                 2,000      148,250
Johnson & Johnson                                                      2,100      120,488
Schering-Plough                                                        1,600       89,700
SmithKline Beecham                                                     2,300      109,538
                                                                                  -------
                                                                                  467,976
                                                                                  -------

Packaging & Containers - 1.36%
TriMas                                                                 2,500       73,125
                                                                                  -------
                                                                                   73,125
                                                                                  -------

Retail - 9.29%
Federated Department Stores                                            2,600      114,400
Lowe's Companies                                                       2,000       83,250
May Department Stores                                                  1,500       80,813
Rite Aid                                                               2,700      160,313
Sherwin-Williams                                                       2,200       61,050
                                                                                  -------
                                                                                  499,826
                                                                                  -------

Textiles, Apparel & Furniture - 3.70%

                                                                      Number      Market
                                                                    of shares      Value
                                                                      ------      -------

HON Industries                                                         1,700       87,763
Newell                                                                 2,900      111,288
                                                                                ---------
                                                                                  199,051
                                                                                ---------
Miscellaneous - 6.52%
Pentair                                                                2,100       81,113
Service International                                                  3,900      118,706
Tyco International                                                     4,000      151,000
                                                                                ---------
                                                                                  350,819
                                                                                ---------
Total Common Stock (cost $4,708,451)                                            4,749,290
                                                                                ---------


                                                               Principal
                                                                Amount
                                                             -------------
REPURCHASE AGREEMENTS - 9.01%
With Paine Webber 5.65% 11/3/97
(dated 10/31/97, collateralized by $160,000
U.S. Treasury Notes 5.125% due 2/28/98
market value  $161,532)                                          158,000            158,000
With Chase 5.65% 11/3/97
(dated 10/31/97, collateralized by $172,000
U.S. Treasury Notes 5.75% due 10/31/00
market value $172,230)                                           169,000            169,000
With Prudential Securities  5.65% 11/3/97
(dated 10/31/97, collateralized by $159,000
U.S. Treasury Notes 5.875% due 2/28/99
market value $161,481)                                           158,000            158,000
                                                                               -------------
Total Repurchase Agreements (cost $485,000)                                         485,000
                                                                               -------------

TOTAL MARKET VALUE OF SECURITIES
(cost$5,193,451) - 97.27%                                                         5,234,290
RECEIVABLES AND OTHER ASSETS NET
OF LIABILITIES - 2.73%                                                              147,168
                                                                               -------------
NET ASSETS APPLICABLE TO 600,551 SHARES
($1 PAR VALUE)  OUTSTANDING -  100.00%                                           $5,381,458
                                                                               -------------

NET ASSET VALUE - TAX EFFICIENT FUND A CLASS
($2,654,998 / 296,270 shares)                                                         $ 8.96
                                                                               =============
NET ASSET VALUE - TAX EFFICIENT FUND B CLASS
($968,810 / 108,240 shares)                                                           $ 8.95
                                                                               =============
NET ASSET VALUE - TAX EFFICIENT FUND C CLASS
($175,182 / 19,570 shares)                                                            $ 8.95
                                                                               =============
NET ASSET VALUE - TAX EFFICIENT FUND INSTITUTIONAL CLASS
($1,582,468 / 176,471 shares)                                                         $ 8.97
                                                                               =============

COMPONENTS OF NET ASSETS AT OCTOBER 31, 1997
Common stock, $.01 par value, 10,000,000,000 shares authorized to the Fund with 1,000,000,000 shares allocated to Tax Efficient A Class, 1,000,000,000 shares allocated to
Tax Efficient B Class, 1,000,000,000 shares allocated to
Tax Efficient C Class, 1,000,000,000 shares allocated to



Institutional Class                                                              $5,350,954
Accumulated net investment income                                                     2,538
Accumulated net realized (loss) on investments                                      (12,873)
Net unrealized appreciation of investments                                           40,839
                                                                               -------------
Total net assets                                                                 $5,381,458
                                                                               =============

ADR - American Depository Receipt

See accompanying notes.

DELAWARE GROUP TAX-EFFICIENT EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 27, 1997* TO OCTOBER 31, 1997

INVESTMENT INCOME:
Interest                                                      $  4,368
Dividends                                                       10,762       15,130
                                                              --------     --------


EXPENSES:
Management fees                                                  6,307
Registration fees                                                6,331
Professional fees                                                3,702
Custodian fees                                                   2,651
Distribution expense                                             2,580
Reports and statements to shareholders                           2,235
Dividend disbursing and transfer agent fees and expenses         1,444
Directors' fees                                                    421
Accounting fees and salaries                                       387
Taxes (other than taxes on income)                                  68
Other                                                              186
                                                                ------
                                                                26,312
Less expenses absorbed by Delaware Management
 Company, Inc.                                                 (13,720)      12,592
                                                              --------     --------


NET INVESTMENT INCOME                                                         2,538
                                                                           --------

NET REALIZED AND UNREALIZED GAIN(LOSS)
   ON INVESTMENTS:
  Net realized loss on investment transactions                              (12,873)
  Net unrealized appreciation during the period                              40,839
                                                                           --------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                                            27,966
                                                                           --------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         $ 30,504
                                                                           ========

------------------------------
*Date of commencement of operations

                             See accompanying notes

DELAWARE GROUP TAX-EFFICIENT EQUITY FUND
STAEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JUNE 27, 1997* TO OCTOBER 31, 1997


INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                     $     2,538
Net realized loss on investment transactions                  (12,873)
Net unrealized appreciation during the period                  40,839
                                                          -----------
Net increase in net assets resulting from operations           30,504
                                                          -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Tax-Efficient Equity Fund A Class                        2,655,851
   Tax-Efficient Equity Fund B Class                          981,067
   Tax-Efficient Equity Fund C Class                          177,170
   Tax-Efficient Equity Fund Institutional Class            1,539,234
                                                          -----------
                                                            5,353,322
Cost of shares repurchased:
   Tax-Efficient Equity Fund A Class                           (2,368)
   Tax-Efficient Equity Fund B Class                                -
   Tax-Efficient Equity Fund C Class                                -
   Tax-Efficient Equity Fund Institutional Class                    -
                                                          -----------
                                                               (2,368)
                                                          -----------
Increase in net assets derived from capital
   share transactions                                       5,350,954
                                                          -----------

NET INCREASE IN NET ASSETS                                  5,381,458

NET ASSETS:
Beginning of year                                                   -
                                                          -----------
End of year                                               $ 5,381,458
                                                          ===========

---------------------------------------
*Date of commencement of operations

                             See accompanying notes

FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout the period were as follows:


                                                                                                                     TAX-EFFICIENT
                                                                        TAX-EFFICIENT   TAX-EFFICIENT  TAX-EFFICIENT    EQUITY
                                                                            EQUITY          EQUITY         EQUITY        FUND
                                                                             FUND            FUND           FUND     INSTITUTIONAL
                                                                            A CLASS         B CLASS        CCLASS       CLASS
                                                                            6/27/97         6/27/97        6/27/97     8/28/97
                                                                               TO             TO            TO            TO
                                                                            10/31/97        10/31/97      10/31/97     10/31/97
                                                                           ---------       ---------     ---------     ---------
Net asset value, beginning of period                                       $    8.50       $    8.50     $    8.50     $    8.73

Income from investment operations:
   Net investment income (loss)                                                 0.00           -0.02         -0.02          0.01
   Net realized and unrealized gain (loss) from
     investments & foreign currencies                                           0.46            0.47          0.47          0.23
                                                                           ---------       ---------     ---------     ---------
   Net increase in net assets from investment operations                        0.46            0.45          0.45          0.24
                                                                           ---------       ---------     ---------     ---------

Less dividends and distributions:
   Dividends from net investment income                                         0.00            0.00          0.00          0.00
   Distributions from net realized gain on security transactions                0.00            0.00          0.00          0.00
                                                                           ---------       ---------     ---------     ---------
   Total dividends and distributions                                            0.00            0.00          0.00          0.00
                                                                           ---------       ---------     ---------     ---------

Net asset value, end of period                                             $    8.96       $    8.95     $    8.95     $    8.97
                                                                           =========       =========     =========     =========

Total Return (2)                                                                5.41%           5.29%         5.29%         2.05%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                 2,655.00          969.00        175.00      1,582.00
    Ratio of expenses to average net assets                                     1.50%           2.20%         2.20%         1.20%
    Ratio of expenses to average net assets prior to expense
     limitation                                                                 3.11%           3.81%         3.81%         2.81%
    Ratio of net investment income to average net assets                        0.44%         -0.49%        -0.59%          0.35%
    Ratio of net investment income to average net assets prior
     to expense limitation                                                    -1.17%          -2.10%        -2.20%        -1.26%
    Portfolio turnover                                                         12.00%          12.00%        12.00%        12.00%
    Average commission rate paid (3)                                       $    0.06       $    0.06     $    0.06     $    0.06


----------------------------------

(1) Date of commencement of trading; ratios and total return have been annualized.
(2) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for B Class and 1% for C Class.
(3) Computed by dividing tha total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

DELAWARE GROUP TAX-EFFICIENT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
(UNAUDITED)

Delaware Group Tax-Efficient Equity Fund (the "Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers four classes of shares. The Tax-Efficient Equity Fund A Class carries a front-end sales charge of 4.75%. The Tax-Efficient Equity Fund B Class carries a back-end deferred sales charge. The Tax-Efficient Equity Fund C Class carries a level load deferred sales charge and Tax-Efficient Equity Fund Institutional Class has no sales charge.

The objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis.

SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund.

SECURITY VALUATION- Securities listed on an exchange are valued at the lasted quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

FEDERAL INCOME TAXES- The Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

CLASS ACCOUNTING- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS- The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. Government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

OTHER- Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2.   INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC) the Investment Manager of the Fund, an annual fee which is calculated daily at the rate of; 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion. At October 31, 1997 the Fund has an outstanding liability to DMC for $2,050.

DMC has elected to waive that portion if any of the management fee and reimburse the Fund to the extent that annual operating expenses exclusive of taxes, interest, distribution fees, brokerage commissions and extraordinary expenses, exceed 1.20% of average daily net assets of the Fund through April 30, 1998. Total expenses absorbed by DMC for the period ended October 31, 1997 were $13,720.


The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Fund. The Fund also engaged DSC to provide accounting services for the Fund. For the period ended October 31, 1997, the Fund expensed $1,444 for dividend disbursing and transfer agent services and $322 for accounting services. At October 31, 1997, the Fund had a liability for such fees and other expenses payable to DSC of $7,258.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class. For the period ended October 31, 1997, DDLP earned $9,178 for commissions on sales of the Fund A Class shares. At October 31, 1997 the Fund had an outstanding liability for $14,078.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3.   INVESTMENTS

During the period ended October 31, 1997, the Fund made purchases of $4,836,605 and sales of $115,266 of investment securities other than U.S. government securities and temporary cash investments.

At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $5,193,451.

At October 31, 1997, unrealized appreciation for federal income tax purposes aggregated $40,839 of which $138,381 related to unrealized appreciation of securities and $97,542 related to unrealized depreciation of securities.

4.   CAPITAL STOCK

Transactions in capital stock were as follows:


                                                                           6/27/97 *
                                                                              To
                                                                           10/31/97
                                                                           --------
Shares sold:
  Tax-Efficient Equity Fund A Class .................................       296,524
  Tax-Efficient Equity Fund B Class .................................       108,240
  Tax-Efficient Equity Fund C Class .................................        19,570
  Tax-Efficient Equity Fund Institutional Class .....................       176,471
                                                                           --------
                                                                            600,805
Shares repurchased:
  Tax-Efficient Equity Fund A Class .................................          (254)
  Tax-Efficient Equity Fund B Class .................................           -0-
  Tax-Efficient Equity Fund C Class .................................           -0-
  Tax-Efficient Equity Fund Institutional Class .....................           -0-
                                                                           --------
                                                                               (254)
Net Increase ........................................................       600,551
                                                                           --------


5. Concentrations of Credit Risk
The Fund may invest up to 15 % of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities, if any, have been denoted in the Statement of Net Assets.

                                     PART C

                                Other Information

Item 24.         Financial Statements and Exhibits

                 (a)    Financial Statements:

                        Part A    -  Financial Highlights

                       *Part B    -  Statement of Net Assets
                                     Statement of Assets and Liabilities
                                     Statement of Operations

                                     Statement of Changes in Net Assets
                                     Notes to Financial Statements
                                     Accountant's Report

                 * The financial statements and Accountant's Report listed above relating to Aggressive Growth Fund and Growth Stock Fund are incorporated into this filing by reference into the Funds' Part B from the Registrant's Annual Report for the fiscal year ended April 30, 1997. The unaudited financial statements relating to Tax-Efficient Equity Fund are incorporated into this filing by reference into the Fund's Part B from the Registrant's Semi-Annual Report for the period ended October 31, 1997.

                 (b)Exhibits:

                        (1)    Articles of Incorporation.

                               (a)     Amended and Restated Articles of
                                       Incorporation (November 22, 1993)
                                       incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       25 filed September 1, 1995.

                               (b)     Certification of Designation (April 28,
                                       1994) incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       25 filed September 1, 1995.

                               (c)     Certification of Designation (August 24,
                                       1995) incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       25 filed September 1, 1995.

                               (d)     Certification of Designation (August 25,
                                       1995) incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       25 filed September 1, 1995.

                               (e) Articles of Correction (July 27, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.

                               (f)     Certification of Designation (January 23,
                                       1997) incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       29 filed February 18, 1997.

                               (g)     Form of Certificate of Designation
                                       (August 1997) incorporated into this
                                       filing by reference to Post-Effective
                                       Amendment No. 30 filed June 27, 1997.

PART C - Other Information
(Continued)

                        (2) By-Laws. By-Laws, as amended, (October 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed February 18, 1997.

                        (3)    Voting Trust Agreement.  Inapplicable.

                        (4) Copies of All Instruments Defining the Rights of Holders.

                               (a) Articles of Incorporation and Articles Supplementary.

                                       (i)   Article 7 and Article 8(d) of
                                             Amended and Restated Articles of
                                             Incorporation (November 22, 1993)
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 25 filed September 1,
                                             1995.

                                       (ii)  Certificate of Designation (April
                                             28, 1994) incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 25
                                             filed September 1, 1995.

                                       (iii) Certificate of Designation (August
                                             24, 1995) incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 25
                                             filed September 1, 1995.

                                       (iv)  Certificate of Designation (August
                                             25, 1995) incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 25
                                             filed September 1, 1995.

                                       (v)   Certificate of Designation (January
                                             23, 1997) incorporated into this
                                             filing by reference to
                                             Post-Effective Amendment No. 29
                                             filed February 18, 1997.

                                       (v)   Form of Certificate of Designation
                                             (August 1997) incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 30
                                             filed June 27, 1997.

                               (b)     By-Laws.

                                       (i)   Article Second, Article Fifth,
                                             Article Sixth and Article Twelfth
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 29 filed February 18,
                                             1997.

                        (5)    Investment Management Agreement.

                               (a) Executed Investment Management Agreement (April 30, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Aggressive Growth Fund and Growth Stock Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

PART C - Other Information
(Continued)

                               (b) Executed Investment Management Agreement (June 26, 1997) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                               (c)     Executed Investment Sub-Advisory
                                       Agreement (April 30, 1997) between
                                       Delaware Management Company, Inc. and
                                       Voyageur Asset Management LLC on behalf
                                       of Growth Stock Fund incorporated into
                                       this filing by reference to
                                       Post-Effective Amendment No. 30 filed
                                       June 27, 1997.

                        (6)    (a)     Distribution Agreements.

                                       (i)   Executed Distribution Agreement
                                             (April 30, 1997) between Delaware
                                             Distributors, L.P. and the
                                             Registrant on behalf of Aggressive
                                             Growth Fund and Growth Stock Fund
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 30 filed June 27,
                                             1997.

                                       (ii)  Executed Distribution Agreement
                                             (June 26, 1997) between Delaware
                                             Distributors, L.P. and the
                                             Registrant on behalf of
                                             Tax-Efficient Equity Fund
                                             incorporated into this filing by
                                             reference to Post-Effective
                                             Amendment No. 30 filed June 27,
                                             1997.

                               (b) Administration and Service Agreement Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                               (c) Dealer's Agreement. Dealer's Agreement, as amended, (November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                               (d) Mutual Fund Agreement for the Delaware Group of Funds, as amended, (November
                                       1995) (Module) incorporated into this
                                       filing by reference to Post-Effective
                                       Amendment No. 30 filed June 27, 1997.

                        (7) Bonus, Profit Sharing, Pension Contracts. Inapplicable.

                        (8)    Custodian Agreement.

                               (a)     Custodian Contract with Norwest Bank
                                       Minnesota N.A. (May 16, 1994)
                                       incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       25 filed September 1, 1995.

                               (b) Custodian Agreement between The Chase Manhattan Bank and the Registrant on behalf of Tax-Efficient Equity Fund
                                       (1997) (Module) incorporated into this
                                       filing by reference to Post-Effective
                                       Amendment No. 30 filed June 27, 1997.

PART C - Other Information
(Continued)

                        (9)    Other Material Contracts.

                               (a) Executed Shareholder Services Agreement (April 30, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of the Aggressive Growth Fund, Growth Stock Fund and Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                               (b) Executed Fund Accounting Agreement (April 30, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to
                                       Post-Effective Amendment No. 30 filed
                                       June 27, 1997.

                       (10)    Opinion of Counsel. Inapplicable.

                       (11)    Consent of Auditors.  Attached as Exhibit.

                       (12)    Inapplicable.

                       (13) Letter of Investment Intent. Incorporated into this filing by reference to Pre-Effective Amendment No. 1.

                       (14)    Model Plans.  To be filed by Amendment.

                    ***(15)    Plans under Rule 12b-1.

                               (a) Plan under Rule 12b-1 for Class A (April 30, 1997) on behalf of Aggressive Growth Fund and Growth Stock Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                               (b) Plan under Rule 12b-1 for Class B (April 30, 1997) on behalf of Aggressive Growth Fund and Growth Stock Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                               (c) Plan under Rule 12b-1 for Class C (April 30, 1997) on behalf of Aggressive Growth Fund and Growth Stock Fund attached incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                               (d) Plan under Rule 12b-1 for Class A (June 26, 1997) on behalf of Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.


*** Relates to Class A, Class B and Class C Shares of Aggressive Growth Fund, Growth Stock Fund and Tax-Efficient Equity Fund only.

PART C - Other Information
(Continued)
                               (e) Plan under Rule 12b-1 for Class B (June 26, 1997) on behalf of Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                               (f) Plan under Rule 12b-1 for Class C (June 26, 1997) on behalf of Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                       (16) Schedules of Computation for each Performance Quotation.

                               (a)     Schedules of Computation of Fund
                                       Performance for Aggressive Growth Fund
                                       and Growth Stock Fund incorporated into
                                       this filing by reference to
                                       Post-Effective Amendment No. 31 filed
                                       August 27, 1997.

                               (b)     Schedules of Computation of Fund
                                       Performance for Tax-Efficient Equity Fund for periods not previously filed attached as Exhibit.

                       (17)    Financial Data Schedules.

                               (a) Financial Data Schedules for Aggressive Growth and Growth Stock Funds incorporated into this filing by reference to Post-Effective Amendment No. 31 filed August 27, 1997.

                               (b)     Financial Data Schedules for
                                       Tax-Efficient Equity Fund for the period
                                       July 1, 1997 through October 31, 1997
                                       attached as Exhibit.

                       (18)    Plan under Rule 18f-3.

                               (a) Plan under Rule 18f-3 (April 30, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                       (19)    Other:  Directors' Power of Attorney.
                                       Incorporated into this filing to
                                       Post-Effective Amendment No. 30 filed
                                       June 27, 1997.

Item 25. Persons Controlled by or under Common Control with Registrant. None.

PART C - Other Information
(Continued)

Item 26.         Number of Holders of Securities.

                         (1)                                               (2)

                                                                    Number of
                 Title of Class                                     Record Holders
                 --------------                                     --------------

                 Voyageur Mutual Funds III, Inc's
                 Growth Stock Fund:

                 Growth Stock Fund A Class
                 Common Stock Par Value                             2,225 Accounts
                 $.01 Per Share                                     as of November 30, 1997

                 Growth Stock Fund B Class
                 Common Stock Par Value                             90 Accounts
                 $.01 Per Share                                     as of November 30, 1997

                 Growth Stock Fund C Class
                 Common Stock Par Value                             64 Accounts
                 $.01 Per Share                                     as of November 30, 1997

                 Growth Stock Fund Institutional Class
                 Common Stock Par Value                             1 Account
                 $.01 Per Share                                     as of November 30, 1997

                 Voyageur Mutual Funds III, Inc.'s
                 Aggressive Growth Fund:

                 Aggressive Growth Fund A Class
                 Common Stock Par Value                             724 Accounts
                 $.01 Per Share                                     as of November 30, 1997

                 Aggressive Growth Fund B Class
                 Common Stock Par Value                             248 Accounts
                 $.01 Per Share                                     as of November 30, 1997

                 Aggressive Growth Fund C Class
                 Common Stock Par Value                             97 Accounts
                 $.01 Per Share                                     as of November 30, 1997

                 Aggressive Growth Fund Institutional Class
                 Common Stock Par Value                             5 Accounts
                 $.01 Per Share                                     as of November 30, 1997

                 Voyageur Mutual Funds III, Inc.'s
                 Tax-Efficient Equity Fund:

                 Tax-Efficient Equity Fund A Class
                 Common Stock Par Value                             152 Accounts
                 $.01 Per Share                                     as of November 30, 1997

 PART C - Other Information
(Continued)

                         (1)                                               (2)

                                                                    Number of
                 Title of Class                                     Record Holders
                 --------------                                     --------------

                                                                    Number of
                 Title of Class                                     Record Holders

                 Tax-Efficient Equity Fund B Class
                 Common Stock Par Value                             79 Accounts
                 $.01 Per Share                                     as of November 30, 1997

                 Tax-Efficient Equity Fund C Class
                 Common Stock Par Value                             30 Accounts
                 $.01 Per Share                                     as of November 30, 1997

                 Tax-Efficient Equity Fund Institutional Class
                 Common Stock Par Value                             2 Accounts
                 $.01 Per Share                                     as of November 30, 1997


Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 29 filed February 18, 1997.

Item 28. Business and Other Connections of Investment Adviser.

           (a) Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax- Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

           The following persons serving as directors or officers of the Manager have held the following positions during the past two years:


Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------
Wayne A. Stork                   Chairman of the Board, President, Chief Executive Officer, Chief Investment Officer and
                                 Director of Delaware Management Company, Inc.; Chairman of the Board, President, Chief
                                 Executive Officer and Director of DMH Corp.,  Delaware Distributors, Inc. and Founders
                                 Holdings, Inc.; Chairman, Chief Executive Officer and Director of Delaware International
                                 Holdings Ltd. and Delaware International Advisers Ltd.; Chairman of the Board and
                                 Director and/or Trustee of the Registrant, each of the other funds in the Delaware Group,
                                 Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.; Chairman
                                 of Delaware Distributors, L.P.;  President and Chief Executive Officer of Delvoy, Inc.; and
                                 Director of Delaware Service Company, Inc. and Delaware Investment & Retirement
                                 Services, Inc.

Richard G. Unruh, Jr.            Executive Vice President and Director of Delaware Management Company, Inc.; Executive
                                 Vice President of the Registrant, each of the other funds in the Delaware Group, Delaware
                                 Management Holdings, Inc. and Delaware Capital Management, Inc; and Director of
                                 Delaware International Advisers Ltd.

                                 Board of Directors, Chairman of Finance Committee, Keystone
                                 Insurance Company since 1989, 2040 Market Street, Philadelphia,
                                 PA; Board of Directors, Chairman of Finance Committee, AAA Mid
                                 Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia,
                                 PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                 Drive, Reston, VA

Paul E. Suckow                   Executive Vice President/Chief Investment Officer, Fixed Income of Delaware
                                 Management Company, Inc., the Registrant, each of the other funds in the
                                 Delaware Group and Delaware Management Holdings, Inc.; Executive Vice President
                                 and Director of Founders Holdings, Inc.; Executive Vice President of Delaware
                                 Capital Management, Inc.; and Director of Founders CBO Corporation Director,
                                 HYPPCO Finance Company Ltd.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------
David K. Downes                  Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                                 Director of Delaware Management Company, Inc., DMH Corp, Delaware Distributors,
                                 Inc., Founders Holdings, Inc. and Delvoy, Inc.; Executive Vice President, Chief
                                 Operating Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., Founders
                                 CBO Corporation, Delaware Capital Management, Inc. and Delaware Distributors,
                                 L.P.; President, Chief Executive Officer, Chief Financial Officer and Director
                                 of Delaware Service Company, Inc.; President, Chief Operating Officer, Chief
                                 Financial Officer and Director of Delaware International Holdings Ltd.;
                                 Chairman, Chief Executive Officer and Director of Delaware Investment &
                                 Retirement Services, Inc.; Chairman and Director of Delaware Management Trust
                                 Company; Director of Delaware International Advisers Ltd.; and Vice President of
                                 Lincoln Funds Corporation

                                 Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place,
                                 Newtown Square, PA

George M. Chamberlain, Jr.       Senior Vice President, General Counsel, Secretary and Director of Delaware Management
                                 Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                 Founders Holdings, Inc., Delaware Capital Management, Inc., Delaware Investment &
                                 Retirement Services, Inc. and Delvoy, Inc.; Senior Vice President, Secretary and General
                                 Counsel of the Registrant, each of the other funds in the Delaware Group, Delaware
                                 Distributors, L.P. and Delaware Management Holdings, Inc.; Senior Vice President and
                                 Director of Delaware International Holdings Ltd.; Executive Vice President, Secretary,
                                 General Counsel and Director of Delaware Management Trust Company; Director of
                                 Delaware International Advisers Ltd.; Secretary of Lincoln Funds Corporation


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Richard J. Flannery              Senior Vice President/Corporate and International Affairs of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                                 Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors,
                                 L.P., Delaware Management Trust Company, Delaware Capital Management, Inc.,
                                 Delaware Service Company, Inc. and Delaware Investment & Retirement Services, Inc.;
                                 Executive Vice President/Corporate & International Affairs and Director of Delaware
                                 International Holdings Ltd.;  Senior Vice President/ Corporate and International Affairs and
                                 Director of Founders Holdings, Inc. and Delvoy, Inc.;  Senior Vice President of Founders
                                 CBO Corporation; and Director of Delaware International Advisers Ltd.

                                 Director, HYPPCO Finance Company Ltd.

                                 Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd.,
                                 Elverton, PA

Michael P. Bishof                Senior Vice President and Treasurer of the Registrant, each of the other funds in the
                                 Delaware Group and Founders Holdings, Inc.; Senior Vice President/Investment
                                 Accounting of Delaware Management Company, Inc. and Delaware Service Company, Inc.;
                                 Senior Vice President and Treasurer/ Manager, Investment Accounting of Delaware
                                 Distributors, L.P.; Assistant Treasurer of Founders CBO Corporation; and Senior Vice
                                 President and Manager of Investment Accounting of Delaware International Holdings Ltd.

Joseph H. Hastings               Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                 Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors,
                                 Inc., Delaware Capital Management, Inc., Delaware Distributors, L.P., Delaware Service
                                 Company, Inc., Delaware International Holdings Ltd. and Delvoy, Inc.;  Senior Vice
                                 President/Corporate Controller of the Registrant, each of the other funds in the Delaware
                                 Group and Founders Holdings, Inc.;  Executive Vice President, Chief Financial Officer and
                                 Treasurer of Delaware Management Trust Company; Chief Financial Officer and Treasurer
                                 of Delaware Investment & Retirement Services, Inc.; Senior Vice President/Assistant
                                 Treasurer of Founders CBO Corporation; and Treasurer of Lincoln Funds Corporation.

Michael T. Taggart               Senior Vice President/Facilities Management and Administrative Services of Delaware
                                 Management Company, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Douglas L. Anderson              Senior Vice President/Operations of Delaware Management Company, Inc., Delaware
                                 Investment and Retirement Services, Inc. and Delaware Service Company, Inc.; Senior Vice
                                 President/ Operations and Director of Delaware Management Trust Company

James L. Shields                 Senior Vice President/Chief Information Officer of Delaware Management Company, Inc.,
                                 Delaware Service Company, Inc. and Delaware Investment & Retirement Services, Inc.

Eric E. Miller                   Vice President, Assistant Secretary and Deputy General Counsel of the Registrant and each of the other funds in the Delaware Group, Delaware Management Company, Inc., Delaware
                                 Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                                 Distributors Inc., Delaware Service Company, Inc., Delaware Management Trust Company,
                                 Founders Holdings, Inc., Delaware Capital Management, Inc. and Delaware Investment &
                                 Retirement Services, Inc.;  and Vice President and Assistant Secretary of Delvoy, Inc.

Richelle S. Maestro              Vice President and Assistant Secretary of Delaware Management Company, Inc., the
                                 Registrant, each of the other funds in the Delaware Group, Delaware Management
                                 Holdings, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                                 Company, Inc., DMH Corp., Delaware Management Trust Company, Delaware Capital
                                 Management, Inc., Delaware Investment & Retirement Services, Inc., Founders Holdings,
                                 Inc. and Delvoy, Inc.; Vice President and Secretary of Delaware International Holdings
                                 Ltd.; and Secretary of Founders CBO Corporation;

                                 Partner of Tri=R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus1                   Vice President/Assistant Controller of Delaware Management Company, Inc. and Delaware
                                 Management Trust Company

Bruce  A. Ulmer                  Vice President/Director of LNC Internal Audit of Delaware Management Company,
                                 Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                 Management Holdings, Inc., DMH Corp., Delaware Management Trust Company and
                                 Delaware Investment & Retirement Services, Inc.; Vice President/Director of
                                 Internal Audit of Delvoy, Inc.




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Steven T. Lampe                  Vice President/Taxation of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                                 Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                                 Delaware Management Trust Company, Founders Holdings, Inc., Founders CBO
                                 Corporation, Delaware Capital Management, Inc., Delaware Investment & Retirement
                                 Services, Inc. and Delvoy, Inc.

Christopher Adams                Vice President/Strategic Planning of Delaware Management Company, Inc. and Delaware
                                 Service Company, Inc.

Susan L. Hanson                  Vice President/Strategic Planning of Delaware Management Company, Inc. and Delaware
                                 Service Company, Inc.

Dennis J. Mara2                  Vice President/Acquisitions of Delaware Management Company, Inc.

Scott Metzger                    Vice President/Business Development of Delaware Management Company, Inc. and
                                 Delaware Service Company, Inc.

Lisa O. Brinkley                 Vice President/Compliance of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors, L.P.,
                                 Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust
                                 Company, Delaware Capital Management, Inc. and Delaware Investment & Retirement
                                 Services, Inc.; Vice President of Delvoy, Inc.

Rosemary E. Milner               Vice President/Legal Registrations of Delaware Management Company, Inc., the Registrant,
                                 each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware
                                 Distributors, Inc.

Mary Ellen Carrozza              Vice President/Client Services of Delaware Management Company, Inc. and the
                                 Registrant

Gerald T. Nichols                Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                 Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the
                                 Delaware Group; Vice President of Founders Holdings, Inc.; and Treasurer, Assistant Secretary and
                                 Director of Founders CBO Corporation

Paul A. Matlack                  Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                 Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the
                                 Delaware Group; Vice President of Founders Holdings, Inc.; and President and Director of Founders
                                 CBO Corporation.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Gary A. Reed                     Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                 Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and
                                 Delaware Capital Management, Inc.

Patrick P. Coyne                 Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                 the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware
                                 Group and Delaware Capital Management, Inc.

Roger A. Early                   Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                 the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware
                                 Group

Mitchell L. Conery(3)            Vice President/Senior Portfolio Manager of Delaware Management
                                 Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell                Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                 Registrant and each of the equity funds in the Delaware Group

John B. Fields                   Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                 the Registrant and each of the equity funds in the Delaware Group and Delaware Capital
                                 Management, Inc.

Gerald S. Frey(4)                Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                                 Registrant and each of the equity funds in the Delaware Group

Christopher Beck(5)              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                 the Registrant and each of the equity funds in the Delaware Group

Elizabeth H. Howell(6)           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc. and the
                                 Delaware-Voyageur Tax-Free Minnesota Intermediate, Delaware-Voyageur Minnesota
                                 Insured, Delaware-Voyageur Tax-Free Minnesota, Delaware-Voyageur Tax-Free Idaho,
                                 Delaware-Voyageur Tax-Free Kansas, Delaware-Voyageur Tax-Free Missouri, Delaware-
                                 Voyageur Tax-Free Oregon, Delaware-Voyageur Tax-Free Washington, Delaware-
                                 Voyageur Tax-Free Iowa and Delaware-Voyageur Tax-Free Wisconsin Funds.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

Andrew M. McCullagh, Jr.(7)      Vice President/Senior Portfolio Manager of Delaware Management
                                 Company, Inc. and the Delaware-Voyageur Tax-Free Arizona Insured, Delaware-Voyageur
                                 Tax-Free Arizona, Delaware-Voyageur Tax-Free California Insured, Delaware-Voyageur
                                 Tax-Free Colorado, Delaware-Voyageur Tax-Free New Mexico, Delaware-Voyageur Tax-Free
                                 North Dakota and Delaware-Voyageur Tax-Free Utah Funds.

Babak Zenouzi                    Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                 the Registrant and each of the equity funds and the closed-end funds in the Delaware
                                 Group

Paul Grillo                      Vice President/Portfolio Manager of Delaware Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

Marshall T. Bassett              Vice President/Portfolio Manager of Delaware Management Company, Inc., the
                                 Registrant and each of the equity funds in the Delaware Group.

John Heffern                     Vice President/Portfolio Manager of Delaware Management Company, Inc., the
                                 Registrant and each of the equity funds in the Delaware Group.


1       SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2 CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996. 3 INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
4       SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
5       SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
6       SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May
        1997.
7 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.

PART C - Other Information
(Continued)


                   (b) Voyageur Asset Management LLC serves as sub-adviser (the "Sub-Adviser") for Growth Stock Fund. The Sub-Adviser is an indirect wholly-owned subsidiary of Dougherty Financial Group LLC ("DFG"), which is owned 50% by Michael E. Dougherty and 50% equally by James A. Pohlad, Robert C. Pohlad and William M. Pohlad (the "Pohlads"). Mr. Dougherty co-founded the predecessor of DFG in 1977 and has served as DFG's Chairman of the Board and Chief Executive Officer since inception. The Sub-Adviser serves as adviser or sub-adviser to other investment companies and administers numerous private accounts and together with its affiliates managed approximately $8 billion in assets as of April 30, 1997. The Sub-Adviser's principal business address is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Name and Principal               Positions and Offices with the Manager and its
Business Address *               Affiliates and Other Positions and Offices Held
------------------               -----------------------------------------------

John G. Taft                      Chairman of the Board, Director and Chief Executive Officer of Voyageur Asset
                                  Management LLC

Edward J. Kohler                  Director and President of Voyageur Asset Management LLC

Steven B. Johansen                Director, Treasurer and Chief Financial Officer of Voyageur Asset Management LLC

Thomas J. Abood                   Secretary of Voyageur Asset Management LLC






*Business address of each is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

PART C - Other Information
(Continued)

Item 29.         Principal Underwriters.

                (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

                (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                      Positions and Offices                  Positions and Offices
Business Address *                      with Underwriter                       with Registrant
------------------                      ---------------------                  ---------------------
Delaware Distributors, Inc.             General Partner                        None

Delaware Management
Company, Inc.                           Limited Partner                        Investment Manager

Delaware Capital
Management, Inc.                        Limited Partner                        None

Wayne A. Stork                          Chairman                               Chairman

Bruce D. Barton                         President and Chief Executive          None
                                        Officer

David K. Downes                         Senior Vice President,                 Executive Vice
                                        Chief Administrative Officer           President/Chief
                                        and Chief Financial Officer            Operating Officer/
                                                                               Chief Financial Officer

George M. Chamberlain, Jr.              Senior Vice President/Secretary/       Senior Vice President/
                                        General Counsel                        Secretary/General Counsel

Terrence P. Cunningham                  Senior Vice President/ Financial       None
                                        Institutions

Thomas E. Sawyer                        Senior Vice President/                 None
                                        National Sales Director

Dana B. Hall                            Senior Vice President/                 None
                                        Key Accounts


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                      Positions and Offices                  Positions and Offices
Business Address *                      with Underwriter                       with Registrant
------------------                      ---------------------                  ---------------------

Mac McAuliffe                           Senior Vice President/Sales            None
                                        Manager, Western Division

William F. Hostler                      Senior Vice President/                 None
                                        Marketing Services

J. Chris Meyer                          Senior Vice President/                 None
                                        Director Product Management

Stephen H. Slack                        Senior Vice President/Wholesaler       None

William M. Kimbrough                    Senior Vice President/Wholesaler       None

Daniel J. Brooks                        Senior Vice President/Wholesaler       None

Richard J. Flannery                     Senior Vice President/Corporate        Senior Vice President/
                                        and International Affairs              Corporate and
                                                                               International Affairs

Bradley L. Kolstoe                      Senior Vice President/Western          None
                                        Division Sales Manager

Henry W. Orvin                          Senior Vice President/Eastern          None
                                        Division Sales Manager - Wire/
                                        Regional Channel

Michael P. Bishof                       Senior Vice President and Treasurer/   Senior Vice
                                        Manager, Investment Accounting         President/Treasurer

Eric E. Miller                          Vice President/Assistant Secretary/    Vice President/
                                        Deputy General Counsel                 Assistant Secretary/
                                                                               Deputy General Counsel

Richelle S. Maestro                     Vice President/                        Vice President/
                                        Assistant Secretary                    Assistant Secretary

Steven T. Lampe                         Vice President/Taxation                Vice President/Taxation

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                      Positions and Offices                  Positions and Offices
Business Address *                      with Underwriter                       with Registrant
------------------                      ---------------------                  ---------------------

Joseph H. Hastings                      Vice President/Corporate               Senior Vice President/
                                         Controller & Treasurer                Corporate Controller

Lisa O. Brinkley                        Vice President/Compliance              Vice President/
                                        Compliance

Rosemary E. Milner                      Vice President/Legal Registrations     Vice President/Legal
                                        Registrations

Daniel H. Carlson                       Vice President/Strategic Marketing     None

Diane M. Anderson                       Vice President/Plan Record Keeping     None
                                        and Administration

Anthony J. Scalia                       Vice President/Defined Contribution    None
                                        Sales, SW Territory

Courtney S. West                        Vice President/Defined Contribution    None
                                        Sales, NE Territory

Denise F. Guerriere                     Vice President/Client Services         None

Gordon E. Searles                       Vice President/Client Services         None

Julia R. Vander Els                     Vice President/Participant Services    None

Jerome J. Alrutz                        Vice President/Retail Sales            None

Joanne A. Mettenheimer                  Vice President/New Business            None
                                        Development

Scott Metzger                           Vice President/Business Development    Vice President/Business
                                        Development

Stephen C. Hall                         Vice President/Institutional Sales     None

Gregory J. McMillan                     Vice President/ National Accounts      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                      Positions and Offices                  Positions and Offices
Business Address *                      with Underwriter                       with Registrant
------------------                      ---------------------                  ---------------------

Christopher H. Price                    Vice President/Manager,                None
                                        Insurance

Stephen J. DeAngelis                    Vice President/Product                 None
                                        Development

Andrew W. Whitaker                      Vice President/Financial Institutions  None

Jesse Emery                             Vice President/ Marketing              None
                                        Communications

Darryl S. Grayson                       Vice President, Broker/Dealer          None
                                        Internal Sales

Susan T. Friestedt                      Vice President/Client Service          None

Dinah J. Huntoon                        Vice President/Product                 None
                                        Manager Equity

Soohee Lee                              Vice President/Fixed Income            None
                                        Product Management

Michael J. Woods                        Vice President/ UIT Product            None
                                        Management

Ellen M. Krott                          Vice President/Marketing               None

Dale L. Kurtz                           Vice President/Marketing Support       None

Holly W. Reimel                         Vice President/Manager, Key Accounts   None

David P. Anderson                       Vice President/Wholesaler              None

Lee D. Beck                             Vice President/Wholesaler              None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                      Positions and Offices                  Positions and Offices
Business Address *                      with Underwriter                       with Registrant
------------------                      ---------------------                  ---------------------

Gabriella Bercze                        Vice President/Wholesaler              None

Terrence L. Bussard                     Vice President/Wholesaler              None

William S. Carroll                      Vice President/Wholesaler              None

William L. Castetter                    Vice President/Wholesaler              None

Thomas J. Chadie                        Vice President/Wholesaler              None

Thomas C. Gallagher                     Vice President/Wholesaler              None

Douglas R. Glennon                      Vice President/Wholesaler              None

Ronald A. Haimowitz                     Vice President/Wholesaler              None

Christopher L. Johnston                 Vice President/Wholesaler              None

Michael P. Jordan                       Vice President/Wholesaler              None

Jeffrey A. Keinert                      Vice President/Wholesaler              None

Thomas P. Kennett                       Vice President/ Wholesaler             None

Debbie A. Marler                        Vice President/Wholesaler              None

Nathan W. Medin                         Vice President/Wholesaler              None

Roger J. Miller                         Vice President/Wholesaler              None

Patrick L. Murphy                       Vice President/Wholesaler              None

Stephen C. Nell                         Vice President/Wholesaler              None

Julia A. Nye                            Vice President/Wholesaler              None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                      Positions and Offices                  Positions and Offices
Business Address *                      with Underwriter                       with Registrant
------------------                      ---------------------                  ---------------------

Joseph T. Owczarek                      Vice President/Wholesaler              None

Mary Ellen Pernice=Fadden               Vice President/Wholesaler              None

Mark A. Pletts                          Vice President/Wholesaler              None

Philip G. Rickards                      Vice President/Wholesaler              None

Laura E. Roman                          Vice President/Wholesaler              None

Linda Schulz                            Vice President/Wholesaler              None

Edward B. Sheridan                      Vice President/Wholesaler              None

Robert E. Stansbury                     Vice President/Wholesaler              None

Julia A. Stanton                        Vice President/Wholesaler              None

Larry D. Stone                          Vice President/Wholesaler              None

Edward J. Wagner                        Vice President/Wholesaler              None

Wayne W. Wagner                         Vice President/Wholesaler              None

John A. Wells                           Vice President/Marketing Technology    None

Scott Whitehouse                        Vice President/Wholesaler              None

Frank C. Tonnemaker                     Vice President                         None

                (c)     Not applicable.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Item 30.               Location of Accounts and Records.

                       All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31.               Management Services.  None.

Item 32.               Undertakings.

                          (a)    Not Applicable.

                          (b)    Not Applicable.

                          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                          (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 29th day of December, 1997.

                                        VOYAGEUR MUTUAL FUNDS III, INC.

                                             By /s/Wayne A. Stork
                                               --------------------
                                                Wayne A. Stork
                                                   Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                 Signature                          Title                                      Date
                 ---------                          -----                                      ----
/s/ Wayne A. Stork                             Chairman and Director                         December 29, 1997
-----------------------------------------
Wayne A. Stork
                                               Executive Vice President/Chief Operating
                                               Officer/Chief Financial Officer
/s/ David K. Downes                            (Principal Financial Officer and Principal    December 29, 1997
-----------------------------------------      Accounting Officer)
David K. Downes

/s/Walter P. Babich                    *       Director                                      December 29, 1997
-----------------------------------------
Walter P. Babich

/s/Anthony D. Knerr                    *       Director                                      December 29, 1997
-----------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                        *       Director                                      December 29, 1997
-----------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth               *       Director                                      December 29, 1997
-----------------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison                   *       Director                                      December 29, 1997
-----------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                     *       Director                                      December 29, 1997
-----------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                     *       Director                                      December 29, 1997
-----------------------------------------
Charles E. Peck

                             *By /s/ Wayne A. Stork
                                -------------------
                                 Wayne A. Stork
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



                                    Exhibits

                                       to

                                    Form N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                      Exhibit
-----------                      -------
EX-99.B11                        Consent of Auditor

EX-99.B16A                       Schedules of Computation for Tax-Efficient Equity Fund

EX-27                            Financial Data Schedules for Tax-Efficient Equity Fund